STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 2) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Balance of unvested at beginning	282,119	345,699
Issuance of restricted stock	140,910	219,048
Vested	(380,362)
Restrictions lapsed		(282,628)
Balance of unvested at ending	42,667	282,119
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Balance of unvested at beginning	$ 0.24	$ 0.23
Issuance of restricted stock	0.22	0.30
Vested	0.23
Restrictions lapsed		(0.29)
Balance of unvested at ending	$ 0.22	$ 0.24